Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments [Abstract]
Schedule Of Operating Leases	Future minimum lease payments under operating lease commitments are as follows:

(In millions)
December 31,
2015	$37.3
2016	32.5
2017	25.8
2018	12.9
2019	8.9
Thereafter	62.3
$179.7